SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 563	$ 438	$ 99
Work in progress	42	148	2
Finished goods	119	44	66
Inventory Net	$ 724	$ 630	$ 167